Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Annual Principal Payments [Abstract]
Twelve month period ending June 30, 2024	$ 34,860
Twelve month period ending June 30, 2025	42,219
Twelve month period ending June 30, 2026	68,296
Twelve month period ending June 30, 2027	51,942
Thereafter	34,268
Total	$ 231,585	$ 235,603